Investment Properties (Minimum Lease Payments Receivable on Leases of Investment Properties) (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Within one year [member]
Disclosure of detailed information about investment property [line items]
Minimum lease payments receivable	¥ 51,396	¥ 43,322
Between one and two years [member]
Disclosure of detailed information about investment property [line items]
Minimum lease payments receivable	4,343	1,517
Above 2 years [member]
Disclosure of detailed information about investment property [line items]
Minimum lease payments receivable	¥ 629	¥ 0